PRINCIPAL ACCOUNTING POLICIES - RSUs activities (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted average grant date fair value
Unrecognized compensation cost	$ 436
Weighted average vesting period	2 years 4 months 24 days
Restricted stock units (RSUs)
Number of Shares
Unvested at beginning year (in shares)	934,512	4,008,768	5,097,648
Granted (in shares)	255,004	550,888	150,000
Vested (in shares)	(215,484)	(3,439,944)	(954,672)
Forfeited (in shares)	(104,412)	(185,200)	(284,208)
Unvested at end of year (in shares)	869,620	934,512	4,008,768
Weighted average grant date fair value
Unvested at beginning of year (in dollars per share)	$ 33.79	$ 37.94	$ 37.81
Granted (in dollars per share)	31.35	28.49	37.33
Vested (in dollars per share)	37.26	37.53	36.89
Forfeited (in dollars per share)	30.12	38.42	38.72
Unvested at end of year (in dollars per share)	$ 32.65	$ 33.79	$ 37.94
Unrecognized compensation cost	$ 15
Weighted average vesting period	1 year 6 months